UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Banks — 2.2%
Umpqua Holdings Corp.	7,684,678	$159,841,302
Westamerica Bancorporation(1)	1,433,011	85,335,805

		$245,177,107

Building Products — 2.4%
Lennox International, Inc.	1,282,970	$267,191,332

		$267,191,332

Capital Markets — 10.1%
Affiliated Managers Group, Inc.	1,475,181	$302,780,900
Artisan Partners Asset Management, Inc., Class A	1,326,774	52,407,573
FactSet Research Systems, Inc.	932,778	179,802,288
Morningstar, Inc.	2,017,227	195,610,502
SEI Investments Co.	5,661,765	406,854,433

		$1,137,455,696

Chemicals — 0.9%
RPM International, Inc.	2,046,501	$107,277,582

		$107,277,582

Commercial Services & Supplies — 1.5%
Copart, Inc.(2)	3,993,178	$172,465,358

		$172,465,358

Containers & Packaging — 1.8%
AptarGroup, Inc.	2,429,186	$209,590,168

		$209,590,168

Diversified Consumer Services — 2.0%
ServiceMaster Global Holdings, Inc.(2)	4,311,196	$221,035,019

		$221,035,019

Electrical Equipment — 2.3%
Acuity Brands, Inc.	1,484,599	$261,289,424

		$261,289,424

Electronic Equipment, Instruments & Components — 5.5%
CDW Corp.	4,380,378	$304,392,467
FLIR Systems, Inc.	3,059,140	142,617,107
Trimble, Inc.(2)	4,211,615	171,160,034

		$618,169,608

Health Care Equipment & Supplies — 6.7%
Dentsply Sirona, Inc.	3,279,655	$215,899,689
Teleflex, Inc.	1,761,486	438,292,947
Varian Medical Systems, Inc.(2)	958,709	106,560,505

		$760,753,141

Security	Shares	Value
Health Care Providers & Services — 0.8%
Henry Schein, Inc.(2)	1,313,744	$91,804,431

		$91,804,431

Hotels, Restaurants & Leisure — 2.9%
Aramark	7,554,305	$322,870,996

		$322,870,996

Household Products — 1.5%
Church & Dwight Co., Inc.	3,481,317	$174,657,674

		$174,657,674

Industrial Conglomerates — 2.4%
Carlisle Cos., Inc.	2,436,441	$276,901,520

		$276,901,520

Insurance — 6.5%
Markel Corp.(2)	389,386	$443,561,274
WR Berkley Corp.	3,984,530	285,491,575

		$729,052,849

IT Services — 8.7%
Broadridge Financial Solutions, Inc.	2,156,042	$195,294,284
Gartner, Inc.(2)	1,855,238	228,472,560
Jack Henry & Associates, Inc.	2,148,409	251,277,917
WEX, Inc.(2)	2,145,428	302,998,796

		$978,043,557

Life Sciences Tools & Services — 4.1%
Bio-Rad Laboratories, Inc., Class A(2)	1,231,302	$293,874,848
Bio-Techne Corp.	1,301,680	168,632,644

		$462,507,492

Machinery — 7.1%
Donaldson Co., Inc.	2,869,290	$140,451,746
Graco, Inc.	3,257,829	147,319,027
IDEX Corp.	2,180,715	287,788,959
Nordson Corp.	1,525,128	223,278,739

		$798,838,471

Marine — 1.9%
Kirby Corp.(1)(2)	3,155,908	$210,814,654

		$210,814,654

Professional Services — 3.4%
TransUnion(2)	6,942,544	$381,562,218

		$381,562,218

Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.	1,306,040	$194,508,537

		$194,508,537

Road & Rail — 4.6%
J.B. Hunt Transport Services, Inc.	2,969,083	$341,385,163
Landstar System, Inc.	1,678,518	174,733,724

		$516,118,887

Security	Shares	Value
Software — 11.4%
ANSYS, Inc.(2)	3,261,984	$481,436,218
Blackbaud, Inc.(1)	2,970,536	280,685,947
Fair Isaac Corp.(1)	1,813,604	277,844,133
Manhattan Associates, Inc.(1)(2)	5,017,586	248,571,210

		$1,288,537,508

Specialty Retail — 1.5%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$175,706,629

		$175,706,629

Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	2,448,467	$175,995,808

		$175,995,808

Total Common Stocks (identified cost $6,531,252,743)		$10,778,325,666

Short-Term Investments — 4.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(3)	512,121,388	$512,070,175

Total Short-Term Investments (identified cost $512,201,682)		$512,070,175

Total Investments — 100.0% (identified cost $7,043,454,425)		$11,290,395,841

Other Assets, Less Liabilities — (0.0)%(4)		$(2,498,164)

Net Assets — 100.0%		$11,287,897,677

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2017 was $2,028,195.

(4)	Amount is less than (0.05)%.

The Portfolio did not have any open derivative instruments at December 31, 2017.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2017, the value of the Portfolio’s investment in affiliated companies was $1,278,958,378, which represents 11.3% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended December 31, 2017 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common stock*
Bio-Rad Laboratories, Inc., Class A	1,231,302	—	—	1,231,302	$293,874,848	(1)	$—	$—	$20,254,918
Blackbaud, Inc.	2,878,519	92,017	—	2,970,536	280,685,947		356,464	—	18,698,179
Fair Isaac Corp.	1,813,604	—	—	1,813,604	277,844,133		—	—	23,032,771
Kirby Corp.	3,155,908	—	—	3,155,908	210,814,654		—	—	2,682,521
Manhattan Associates, Inc.	5,017,586	—	—	5,017,586	248,571,210		—	—	39,990,160
Sally Beauty Holdings, Inc.	9,366,025	—	—	9,366,025	175,706,629		—	—	(7,680,140)
Westamerica Bancorporation	1,433,011	—	—	1,433,011	85,335,805		573,204	—	14,330
WEX, Inc.	2,145,428	—	—	2,145,428	302,998,796	(1)	—	—	62,238,866

							$929,668	$—	$159,231,605

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Company is no longer an affiliate as of December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$10,778,325,666	*	$—	$—	$10,778,325,666
Short-Term Investments	—		512,070,175	—	512,070,175
Total Investments	$10,778,325,666		$512,070,175	$—	$11,290,395,841

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018